Acquisitions - Narrative (Details) $ / shares in Units, $ in Millions				3 Months Ended	12 Months Ended
	Jun. 05, 2024 USD ($) Film	May 13, 2024 USD ($) $ / shares shares	Dec. 27, 2023 USD ($)	Mar. 31, 2024 USD ($) shares	Mar. 31, 2025 USD ($) shares		Mar. 31, 2024 USD ($) shares	May 31, 2025
Business Acquisition [Line Items]
Purchase price consideration					$ 373.1
Number of films, acquired | Film	46
Gain (loss) recognized upon initial consolidation	$ 0.0
Total assets				$ 5,103.0	5,115.2		$ 5,103.0
Total liabilities				$ 6,129.9	6,038.1		$ 6,129.9
Proceeds from reverse recapitalization transaction					330.0
Proceeds from Issuance of private placement		$ 254.3			$ 254.3
Proceeds due from the PIPE investment		$ 20.0
Common shares, shares issued (in shares) | shares				253,400,000	288,700,000		253,400,000
Screaming Eagle Acquisition Corp, Sponsor Options
Business Acquisition [Line Items]
Common shares, shares issued (in shares) | shares		2,200,000
Common stock, par or stated value per share (in dollars per share) | $ / shares		$ 0.0001
Sponsor Option Agreement
Business Acquisition [Line Items]
Common stock, par or stated value per share (in dollars per share) | $ / shares		0.0001
Sponsor Securities Repurchase
Business Acquisition [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares		$ 1
Variable Interest Entity, Primary Beneficiary
Business Acquisition [Line Items]
Total assets					$ 63.3
Total liabilities					7.7
CP LG Library Holdings, LLC
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners	49.00%
Studio Business | Screaming Eagle
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners		12.20%						12.20%
LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Number of films, acquired | Film	46
Gain (loss) recognized upon initial consolidation					0.0
Total assets				$ 7,092.7	6,822.1		$ 7,092.7
Total liabilities				7,279.9	7,081.1		7,279.9
Proceeds from reverse recapitalization transaction		$ 330.0
Proceeds from Issuance of private placement		254.3
Proceeds due from the PIPE investment		20.0
Proceeds from issuance or sale of equity					278.2
Reduction of noncontrolling interest					(278.2)
LIONS GATE ENTERTAINMENT CORP [Member] | Accumulated Other Comprehensive Income
Business Acquisition [Line Items]
Reduction of noncontrolling interest					11.3
LIONS GATE ENTERTAINMENT CORP [Member] | Noncontrolling Interests
Business Acquisition [Line Items]
Reduction of noncontrolling interest		$ 100.2			100.2	[1]
LIONS GATE ENTERTAINMENT CORP [Member] | Screaming Eagle Acquisition Corp, Sponsor Options
Business Acquisition [Line Items]
Common shares, shares issued (in shares) | shares		2,200,000
LIONS GATE ENTERTAINMENT CORP [Member] | Sponsor Option Agreement
Business Acquisition [Line Items]
Common stock, par or stated value per share (in dollars per share) | $ / shares		$ 0.0001
LIONS GATE ENTERTAINMENT CORP [Member] | Sponsor Securities Repurchase
Business Acquisition [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares		$ 16.05
LIONS GATE ENTERTAINMENT CORP [Member] | Variable Interest Entity, Primary Beneficiary
Business Acquisition [Line Items]
Total assets					63.3
LIONS GATE ENTERTAINMENT CORP [Member] | CP LG Library Holdings, LLC
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners	49.00%
LIONS GATE ENTERTAINMENT CORP [Member] | Studio Business
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners		12.20%
Ownership percentage, parent		87.80%
Entertainment One Television and Film Business ("eOne")
Business Acquisition [Line Items]
Revenue since acquisition date					113.8
Loss before income taxes since acquisition date					4.9
Acquisition related costs					1.0		9.4
Pro forma impairment of goodwill and trade name at eOne							296.2
Entertainment One Television and Film Business ("eOne") | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Purchase price consideration			$ 373.1
Revenue since acquisition date				113.8
Loss before income taxes since acquisition date				$ 4.9
Acquisition related costs					1.0		9.4
Pro forma impairment of goodwill and trade name at eOne							$ 296.2
Entertainment One Television and Film Business ("eOne") | LIONS GATE ENTERTAINMENT CORP [Member] | Variable Interest Entity, Primary Beneficiary
Business Acquisition [Line Items]
Total liabilities					$ 7.7
Entertainment One Television and Film Business ("eOne") | Trade Names
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life			5 years
Entertainment One Television and Film Business ("eOne") | Trade Names | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life			5 years
Entertainment One Television and Film Business ("eOne") | Minimum | Film and Television Library
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life			5 years
Entertainment One Television and Film Business ("eOne") | Minimum | Film and Television Library | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life			5 years
Entertainment One Television and Film Business ("eOne") | Maximum | Film and Television Library
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life			10 years
Entertainment One Television and Film Business ("eOne") | Maximum | Film and Television Library | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life			10 years
CP LG Library Holding, LLC [Member]
Business Acquisition [Line Items]
Purchase price consideration	$ 35.0
Percentage of voting interests acquired	51.00%
CP LG Library Holding, LLC [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Purchase price consideration	$ 35.0
Percentage of voting interests acquired	51.00%
CP LG Library Holdings, LLC
Business Acquisition [Line Items]
Asset acquisition, purchase price	$ 68.6
CP LG Library Holdings, LLC | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Asset acquisition, purchase price	68.6
CP LG Library Holdings, LLC | Film and Television Library
Business Acquisition [Line Items]
Asset acquisition, purchase price	48.3
CP LG Library Holdings, LLC | Film and Television Library | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Asset acquisition, purchase price	$ 48.3
Screaming Eagle | LIONS GATE ENTERTAINMENT CORP [Member] | Studio Business
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners		12.20%

[1]	Excludes redeemable noncontrolling interests, which are reflected in temporary equity (see Note 11).